   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 26, 2000

                                             1933 ACT REGISTRATION NO. 333-33782
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 1 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                               SEPARATE ACCOUNT R

                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802

              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code

                                 (219) 455-2000

       Elizabeth Frederick, Esquire                            COPY TO:
The Lincoln National Life Insurance Company             Jeremy Sachs, Esquire
         1300 South Clinton Street           The Lincoln National Life Insurance Company
               P.O. Box 1110                                350 Church St.
         Fort Wayne, Indiana 46802                        Hartford, CT 06103
  (NAME AND ADDRESS OF AGENT FOR SERVICE)

       APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as possible after the effective date of the Registration Statement. INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant for the fiscal year ending December 31, 1999 was filed March 24, 2000.


    It is proposed that this filing will become effective:




--   Immediately on filing
 X   On October 9, 2000, pursuant to Rule 485(b)
--   60 days after filing, pursuant to Rule 485(a)
--   On         , pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            Lincoln Life, the Separate Account and the
                               General Account

  6(a)                         Lincoln Life, the Separate Account and the
                               General Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Surrenders; Accumulation
                               Value; Reports to Policy Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrenders; Allocation of Net Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefits;
                               Payment of Death Benefit Proceeds; Policy Values;
                               Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           Issuance

  15                           Premium Payments; Transfers

  16                           Lincoln Life, the Separate Account and the
                               General Account

  17                           Surrenders

  18                           Lincoln Life, the Separate Account and the
                               General Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           Lincoln Life, the Separate Account and the
                               General Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           Information about Lincoln Life and the Separate
                               Account

  26                           Fund Participation Agreements

  27                           Lincoln Life, the Separate Account and the
                               General Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of Lincoln Life

  29                           Lincoln Life, the Separate Account and the
                               General Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrenders

  47                           Lincoln Life, the Separate Account and the
                               General Account; Surrenders, Transfers

  48                           *

  49                           *

  50                           Lincoln Life, the Separate Account and the
                               General Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

                        SUPPLEMENT DATED OCTOBER 9, 2000
                      TO THE PROSPECTUS DATED MAY 1, 2000
                            WHICH DESCRIBES SVUL II

Please review this supplement carefully, because it contains new information not in the May 1, 2000 Prospectus. Keep this supplement with the Prospectus.

1.__ The following is added to the HIGHLIGHTS section on page 4, prior to the section entitled "Amount of Premium Payment".:

The Coverage Protection Benefit Rider provides a limited additional means to help you maintain your death benefit protection and avoid the lapse of your Policy. In states where approved, it will automatically be a part of your Policy at Date of Issue. Please refer to page 32 for additional information.

2.__ The following is added to the "Lapse of a Policy" section on page 32:

COVERAGE PROTECTION BENEFIT RIDER

This rider provides you with additional protection to prevent a lapse in your Policy. It protects your Policy from lapse as long as the Coverage Protection Value is not less than zero, therefore providing you a means of maintaining the death benefit when there are insufficient funds in your account to pay for that month's Cost of Insurance charges. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your cash surrender value. Also, it does not provide any type of market performance guarantee, nor does it offer protection against the lapse of your Policy due to actual investment gains or losses that are worse than expected.

We calculate the Coverage Protection Value in a fashion similar to the Net Accumulation Value, but use current expenses and a unique table of guaranteed monthly insurance factors called the Coverage Protection Factors. We fix these factors at Date of Issue for the life of the Policy. We also use an Investment Adjustment in lieu of any actual gain or loss due to market performance of the Variable Account and in lieu of any actual interest credited to the Fixed Account. The Investment Adjustment is intended to reflect a gain, or loss, in relative proportion to what is realized in calculating the Net Accumulation Value for that period.

You will automatically be issued this rider in states where it has been approved. In certain states, the rider may be provided under a different name. If available in your state, the rider will be effective as of the Date of Issue of your Policy.

                               Supplement Page 1

2.__ The following replaces the listing in the DIRECTORS AND OFFICERS OF LINCOLN
     LIFE section on pages 39-40:

NANCY J. ALFORD                     Vice President [4/96 - present]. The
Vice President                      Lincoln National Life Insurance Company.
                                    Formerly; Second Vice President [1/90 -
                                    4/96], The Lincoln National Life Insurance
                                    Company.

ROLAND C. BAKER                     Vice President [1/95 - present], The
Vice President                      Lincoln National Life Insurance Company,
1801 S. Meyers Rd.                  President and Director, First Penn Pacific
Oakbrook Terrace, IL 60181          Life Insurance Company.

JON A. BOSCIA                       President, Chief Executive Officer and
President and Director              Director [1/98 - present], Lincoln
1500 Market Street                  National Corporation]. Formerly:
Suite 3900                          President, Chief Executive Officer and
Philadelphia, PA 19102              Director [10/96 - 1/98] and President and
                                    Chief Operating Officer [5/94 - 10/96],
                                    The Lincoln National Life Insurance
                                    Company.

JANET CHRAZN                        Senior Vice President and Chief Financial
Senior Vice President               Officer [4/00 - present], The Lincoln
and Chief Financial Officer         National Life Insurance Company. Formerly:
                                    Vice President and Treasurer [8/95 -
                                    4/00], The Lincoln National Life Insurance
                                    Company.

JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
Chief Executive Officer             Senior Vice President, and Director
of Life Insurance, Senior           [12/99 - present], The Lincoln National
Vice President, Assistant           Life Insurance Company. Formerly: Senior
Secretary and Director              Vice President and and Assistant Secretary
350 Church Street                   [4/98 - 12/99], Senior Vice President
Hartford, CT 06103                  [2/98 - 4/98], Vice President and General
                                    Manager [1/98 - 2/98], The Lincoln
                                    National Life Insurance Company. Formerly:
                                    Senior Vice Vice President [3/96 -
                                    12/97], Connecticut General Life Insurance
                                    Company; Vice President [8/94 - 3/96],
                                    Connecticut (Massachusetts Mutual) Mutual
                                    Life Insurance Company.

HALDEMAN, CHARLES E.                Director [7/00 - present], The Lincoln
Director                            National Life Insurance Company;
One Commerce                        President, Chief Executive Officer and
2005 Market Street                  Director [1/00 - present], Lincoln
Philadelphia, PA 19103              National Investment Companies,
                                    Incorporated; President, Chief Executive
                                    Officer and Director [1/00 - present],
                                    Delaware Management Holdings,
                                    Incorporated; President and Director
                                    [7/00 - present], Lincoln Investment
                                    Management, Incorporated. Formerly:
                                    President and Chief Operating Officer
                                    [2/98 - 1/00], United Asset Management
                                    Corporation; Director and Partner 1/85 -
                                    12/99], Cooke & Bieler, Incorporated.

J. MICHAEL HEMP                     President and Director [7/97 - present],
Senior Vice President               Lincoln Financial Advisors Incorporated;
350 Church Street                   Senior Vice President [formerly Vice
Hartford, CT 06103                  President] [10/95 - present], The Lincoln
                                    National Life Insurance Company. Formerly:
                                    Regional Chief Executive Officer [11/79 -
                                    10/95], Lincoln/Dallas RMO.

                               Supplement Page 2

STEPHEN H. LEWIS                    Senior Vice President and Director
Senior Vice President               [6/00 - present], The Lincoln National
And Director                        Life Insurance Company. Formerly: Interim
                                    Chief Executive Officer of Annuities and
                                    Senior Vice President [12/99 - 6/00],
                                    Senior Vice President, [5/94 - 12/99], The
                                    Lincoln National Life Insurance Company.

GARY W. PARKER                      Senior Vice President and Chief Product
Senior Vice President and           Officer [3/00 - present], Vice President,
Chief Product Officer               Product Management [7/98 - 3/00], The
350 Church Street                   Lincoln National Life Insurance Company.
Hartford, CT 06103                  Formerly: Senior Vice President, Life
                                    Products [10/97 - 6/98], Vice President,
                                    Marketing Services [9/89 - 10/97], Life of
                                    Virginia.

LAWRENCE T. ROWLAND                 Executive Vice President [10/96 -
Executive Vice President            present], Formerly: Senior Vice President
and Director                        [1/93 - 10/96], The Lincoln National Life
One Reinsurance Place               Insurance Company. Chairman, Chief
1700 Magnavox Way                   Executive Officer, President and Director
Fort Wayne, IN 46802                [10/96 - present], Senior Vice President
                                    [10/95 - 10/96], Vice President [10/91 -
                                    10/95], Lincoln National Reassurance
                                    Company.

KEITH J. RYAN                       Vice President, Controller and Chief
Vice President, Controller          Accounting Officer [1/96 - present], The
and Chief Accounting Officer        Lincoln National Life Insurance Company.

LORRY J. STENSRUD                   Chief Executive Officer of Annuities,
Chief Executive Officer             Executive Vice President and Director
of Annuities, Executive             [6/00 - present], The Lincoln National
Vice President and Director         Life Insurance Company. Formerly:
                                    President and Chief Executive Officer
                                    [6/95 - 6/00], Cova Life Insurance (Xerox
                                    Life).

TODD R. STEPHENSON                  Senior Vice President and Treasurer
Senior Vice President               [4/00 - present], The Lincoln National
And Treasurer                       Life Insurance Company. Formerly: Senior
                                    Vice President, Chief Financial Officer
                                    and Assistant Treasurer [3/99 - 4/00],
                                    The Lincoln National Life Insurance
                                    Company; Senior Vice President and Chief
                                    Operating Officer [1/98 - 3/99], Lincoln
                                    Life & Annuity Distributors, Inc.; Senior
                                    Vice President and Chief Operating Officer
                                    [1/98 - 3/99], Lincoln Financial Advisors
                                    Corporation; Senior Vice President,
                                    Treasurer, Chief Financial Officer and
                                    Director [2/95 - 12/97], American States
                                    Insurance Company.

RICHARD C. VAUGHAN                  Executive Vice President and Chief
Director                            Financial Officer [1/95 - present],
Centre Square                       Formerly: Senior Vice President and Chief
West Tower                          Financial Officer [6/92 - 1/95], Lincoln
1500 Market Street                  National Corporation.
Suite 3900
Philadelphia, PA 19102

MICHAEL R. WALKER                   Senior Vice President and Chief
Senior Vice President and           Development Officer [3/00 - present],
Chief Development Officer           Senior Vice President [1/98 - 3/00], Vice
350 Church Street                   President [1/96 - 1/98], The Lincoln
Hartford, CT 06103                  National Life Insurance Company. Formerly:
                                    Vice President [3/93 - 1/96], Employers
                                    Health Insurance Company.

                               Supplement Page 3

3.__ The following is added to APPENDIX 2 ILLUSTRATIONS OF ACCUMULATION VALUES,
     SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS, at the end of the last paragraph on page 46:

If the Coverage Protection Benefit is in effect for a Policy, then the Death Benefit may remain available for a longer period than is shown on these illustrations.

4.__ The following Financial Statements are required to be added, based on the timing of this Supplement.

Lincoln Life Flexible Premium Variable Life Account R: as of June 30, 2000--unaudited.

The Lincoln National Life Insurance Company: as of June 30, 2000--unaudited.

                               Supplement Page 4

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENT OF ASSETS AND LIABILITY
JUNE 30, 2000 (UNAUDITED)

                                                      AIM            AIM                        AIM
                                                      V.I.           V.I.          AIM          V.I.            AIM
                                                      CAPITAL        DIVERSIFIED   V.I.         INTERNATIONAL   V.I.
                                                      APPRECIATION   INCOME        GROWTH       EQUITY          VALUE
                                        COMBINED      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
  ------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $14,589,645)                  $15,332,477    $       --     $      --    $       --    $        --    $       --
    Investments at
    Market--Unaffiliated (Cost
    $58,222,503)                         61,654,365     1,890,118       914,044     7,938,470        494,121     7,710,616
  ------------------------------------  -----------    ----------     ---------    ----------    -----------    ----------
    Total Investments                    76,986,842     1,890,118       914,044     7,938,470        494,121     7,710,616
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                        1,673            41            20           172             11           166
  ------------------------------------  -----------    ----------     ---------    ----------    -----------    ----------
  NET ASSETS                            $76,985,169    $1,890,077     $ 914,024    $7,938,298    $   494,110    $7,710,450
  ------------------------------------  ===========    ==========     =========    ==========    ===========    ==========
  Percent of net assets                      100.00%         2.46%         1.19%        10.30%          0.64%        10.01%
  ------------------------------------  ===========    ==========     =========    ==========    ===========    ==========

  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period                          111,105        95,798       244,033             --       292,761
    Unit value                                         $   17.012     $   9.541    $   16.311    $        --    $   14.891
  ------------------------------------                 ----------     ---------    ----------    -----------    ----------
                                                        1,890,077       914,024     3,980,346             --     4,359,471
  ------------------------------------                 ----------     ---------    ----------    -----------    ----------
  SVUL II Policies:
    Units in accumulation period                               --            --       269,290         35,791       282,911
    Unit value                                         $       --     $      --    $   13.035    $    13.527    $   11.768
  ------------------------------------                 ----------     ---------    ----------    -----------    ----------
                                                               --            --     3,510,230        484,144     3,329,349
  ------------------------------------                 ----------     ---------    ----------    -----------    ----------
  LSVUL II Policies:
    Units in accumulation period                               --            --        45,863          1,029         2,296
    Unit value                                         $       --     $      --    $    9.762    $     9.686    $    9.420
  ------------------------------------                 ----------     ---------    ----------    -----------    ----------
                                                               --            --       447,723          9,965        21,631
  ------------------------------------                 ----------     ---------    ----------    -----------    ----------
  NET ASSETS                                           $1,890,077     $ 914,024    $7,938,298    $   494,110    $7,710,450
  ------------------------------------                 ==========     =========    ==========    ===========    ==========

                                                     AFIS         AFIS             BARON        DEUTSCHE       DEUTSCHE
                                        AFIS         GROWTH-      GLOBAL SMALL     CAPITAL      VIT            VIT
                                        GROWTH       INCOME       CAPITALIZATION   ASSET        EAFE           EQUITY
                                        CLASS 2      CLASS 2      CLASS 2          12B1         EQUITY INDEX   500 INDEX
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
  ------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $14,589,645)                  $      --    $      --      $        --    $      --    $        --    $        --
    Investments at
    Market--Unaffiliated (Cost
    $58,222,503)                           59,371       58,716           10,917      305,116        335,061     12,792,239
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
    Total Investments                      59,371       58,716           10,917      305,116        335,061     12,792,239
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                          1            1               --            7              7            277
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
  NET ASSETS                            $  59,370    $  58,715      $    10,917    $ 305,109    $   335,054    $12,791,962
  ------------------------------------  =========    =========      ===========    =========    ===========    ===========
  Percent of net assets                      0.08%        0.08%            0.01%        0.40%          0.44%         16.61%
  ------------------------------------  =========    =========      ===========    =========    ===========    ===========
  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period               --           --               --           --             --        630,175
    Unit value                          $      --    $      --      $        --    $      --    $        --    $    13.170
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
                                               --           --               --           --             --      8,299,139
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
  SVUL II Policies:
    Units in accumulation period            5,726           88            1,050       26,806         28,504        410,388
    Unit value                          $  10.198    $   9.939      $     9.533    $  11.347    $    11.721    $    10.924
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
                                           58,394          874           10,005      304,178        334,099      4,482,982
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
  LSVUL II Policies:
    Units in accumulation period               96        5,818               96           96             96            993
    Unit value                          $  10.198    $   9.940      $     9.534    $   9.732    $     9.987    $     9.915
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
                                              975       57,841              912          931            955          9,842
  ------------------------------------  ---------    ---------      -----------    ---------    -----------    -----------
  NET ASSETS                            $  59,370    $  58,715      $    10,917    $ 305,109    $   335,054    $12,791,962
  ------------------------------------  =========    =========      ===========    =========    ===========    ===========

See accompanying notes.

                                                               Supplement Page 5

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                              DEUTSCHE
                                              VIT                                    DGPF         DGPF
                                              SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF
                                              CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
  -----------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at Market--Affiliated (Cost
    $14,589,645)                              $      --    $ 206,735    $  52,234    $ 393,704    $1,548,954   $   9,172
    Investments at Market--Unaffiliated
    (Cost $58,222,503)                          281,874           --           --           --            --          --
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
    Total Investments                           281,874      206,735       52,234      393,704     1,548,954       9,172
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                                6            5            1            8            34          --
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
  NET ASSETS                                  $ 281,868    $ 206,730    $  52,233    $ 393,696    $1,548,920   $   9,172
  ------------------------------------------  =========    =========    =========    =========    ==========   =========
  Percent of net assets                            0.37%        0.27%        0.07%        0.51%         2.01%       0.01%
  ------------------------------------------  =========    =========    =========    =========    ==========   =========

  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period                     --           --           --       23,372       110,029          --
    Unit value                                $      --    $      --    $      --    $  10.276    $    9.149   $      --
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
                                                     --           --           --      240,187     1,006,618          --
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
  SVUL II Policies:
    Units in accumulation period                 24,151       23,741        5,621       13,797        57,143         768
    Unit value                                $  11.631    $   8.668    $   8.816    $  11.057    $    9.442   $  10.643
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
                                                280,916      205,786       49,567      152,549       539,570       8,171
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
  LSVUL II Policies:
    Units in accumulation period                     96           96          272           96           274          96
    Unit value                                $   9.954    $   9.868    $   9.807    $  10.040    $    9.961   $  10.459
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
                                                    952          944        2,666          960         2,732       1,000
  ------------------------------------------  ---------    ---------    ---------    ---------    ----------   ---------
  NET ASSETS                                  $ 281,868    $ 206,730    $  52,233    $ 393,696    $1,548,920   $   9,172
  ------------------------------------------  =========    =========    =========    =========    ==========   =========

                                                                                        FIDELITY
                                                           FIDELITY     FIDELITY        VIP             FIDELITY     FIDELITY
                                                           VIP          VIP             HIGH            VIP II       VIP II
                                              DGPF         EQUITY-      GROWTH          INCOME          ASSET        CONTRAFUND
                                              TREND        INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER      SERVICE CLASS
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
  ------------------------------------------
  ASSETS
    Investments at Market--Affiliated (Cost
    $14,589,645)                              $4,446,384   $       --    $       --      $       --     $      --     $       --
    Investments at Market--Unaffiliated
    (Cost $58,222,503)                                --    2,348,684         5,587          31,504       663,964      1,917,646
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
    Total Investments                          4,446,384    2,348,684         5,587          31,504       663,964      1,917,646
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                                98           52            --               1            15             41
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
  NET ASSETS                                  $4,446,286   $2,348,632    $    5,587      $   31,503     $ 663,949     $1,917,605
  ------------------------------------------  ==========   ==========    ==========      ==========     =========     ==========
  Percent of net assets                             5.78%        3.05%         0.01%           0.04%         0.86%          2.49%
  ------------------------------------------  ==========   ==========    ==========      ==========     =========     ==========
  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period                 113,719      224,410            --              --        57,358             --
    Unit value                                $   21.274   $   10.466    $       --      $       --     $  11.575     $       --
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
                                               2,419,214    2,348,632            --              --       663,949             --
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
  SVUL II Policies:
    Units in accumulation period                  89,353           --            88              88            --        169,379
    Unit value                                $   17.781   $       --    $   10.077      $    9.947     $      --     $   11.263
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
                                               1,588,770           --           886             875            --      1,907,659
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
  LSVUL II Policies:
    Units in accumulation period                  43,276           --           466           3,079            --          1,011
    Unit value                                $   10.128   $       --    $   10.077      $    9.948     $      --     $    9.842
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
                                                 438,303           --         4,701          30,628            --          9,946
  ------------------------------------------  ----------   ----------    ----------      ----------     ---------     ----------
  NET ASSETS                                  $4,446,286   $2,348,632    $    5,587      $   31,503     $ 663,949     $1,917,605
  ------------------------------------------  ==========   ==========    ==========      ==========     =========     ==========

See accompanying notes.

Supplement Page 6

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                                                                                  JANUS
                                                        FIDELITY                     JANUS        ASPEN
                                           FIDELITY     VIP III         JANUS        ASPEN        SERIES
                                           VIP II       GROWTH          ASPEN        SERIES       GLOBAL
                                           INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    TECHNOLOGY      LN
                                           GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       SERVICE CLASS   BOND
                                           SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
  --------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $14,589,645)                     $       --    $        --    $       --   $       --    $       --     $1,183,272
    Investments at Market--Unaffiliated
    (Cost $58,222,503)                      1,884,552        482,202     2,495,449    3,158,423        33,088             --
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
    Total Investments                       1,884,552        482,202     2,495,449    3,158,423        33,088      1,183,272
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                             41             10            54           68             1             26
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
  NET ASSETS                               $1,884,511    $   482,192    $2,495,395   $3,158,355    $   33,087     $1,183,246
  ---------------------------------------  ==========    ===========    ==========   ==========    ==========     ==========
  Percent of net assets                          2.45%          0.63%         3.24%        4.10%         0.04%          1.54%
  ---------------------------------------  ==========    ===========    ==========   ==========    ==========     ==========

  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period              177,280             --            --           --            --             --
    Unit value                             $   10.630    $        --    $       --   $       --    $       --     $       --
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
                                            1,884,511             --            --           --            --             --
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
  SVUL II Policies:
    Units in accumulation period                   --         49,175       218,289      180,452         3,183        113,498
    Unit value                             $       --    $     9.640    $   11.410   $   15.333    $   10.091     $   10.121
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
                                                   --        474,055     2,490,620    2,766,822        32,122      1,148,687
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
  LSVUL II Policies:
    Units in accumulation period                   --            818           478       40,102            96          3,404
    Unit value                             $       --    $     9.949    $    9.998   $    9.764    $   10.090     $   10.152
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
                                                   --          8,137         4,775      391,533           965         34,559
  ---------------------------------------  ----------    -----------    ----------   ----------    ----------     ----------
  NET ASSETS                               $1,884,511    $   482,192    $2,495,395   $3,158,355    $   33,087     $1,183,246
  ---------------------------------------  ==========    ===========    ==========   ==========    ==========     ==========


                                                                       LN
                                           LN             LN           GLOBAL       LN           LN           MFS
                                           CAPITAL        EQUITY-      ASSET        MONEY        SOCIAL       EMERGING
                                           APPRECIATION   INCOME       ALLOCATION   MARKET       AWARENESS    GROWTH
                                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
  ---------------------------------------
  ASSETS
    Investments at Market--Affiliated
    (Cost $14,589,645)                      $1,198,046    $ 230,012    $  27,001    $5,920,107   $ 116,856    $       --
    Investments at Market--Unaffiliated
    (Cost $58,222,503)                              --           --           --            --          --     4,957,888
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
    Total Investments                        1,198,046      230,012       27,001     5,920,107     116,856     4,957,888
  LIABILITY--
  Payable to The Lincoln National Life
     Insurance Company                              26            5            1           130           3           106
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
  NET ASSETS                                $1,198,020    $ 230,007    $  27,000    $5,919,977   $ 116,853    $4,957,782
  ---------------------------------------   ==========    =========    =========    ==========   =========    ==========
  Percent of net assets                           1.56%        0.30%        0.04%         7.69%       0.15%         6.44%
  ---------------------------------------   ==========    =========    =========    ==========   =========    ==========
  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period                    --           --           --       293,147          --       157,976
    Unit value                              $       --    $      --    $      --    $   10.870   $      --    $   19.514
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
                                                    --           --           --     3,185,475          --     3,082,775
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
  SVUL II Policies:
    Units in accumulation period                90,668       24,144        2,446       178,646      10,112       116,645
    Unit value                              $   13.124    $   9.488    $  10.642    $   10.485   $  11.373    $   16.051
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
                                             1,189,907      229,084       26,027     1,873,096     115,001     1,872,236
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
  LSVUL II Policies:
    Units in accumulation period                   837           96           96        85,462         185           283
    Unit value                              $    9.689    $   9.657    $  10.174    $   10.079   $   9.984    $    9.805
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
                                                 8,113          924          973       861,407       1,852         2,770
  ---------------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
  NET ASSETS                                $1,198,020    $ 230,007    $  27,000    $5,919,977   $ 116,853    $4,957,782
  ---------------------------------------   ==========    =========    =========    ==========   =========    ==========

See accompanying notes.

                                                               Supplement Page 7

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                                                                         OCC
                                     MFS                       NB AMT                    ACCUMULATION   OCC            TEMPLETON
                                     TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION   ASSET
                                     RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED        STRATEGY
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
  -------------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments at
    Market--Affiliated (Cost
    $14,589,645)                     $       --   $       --   $      --    $      --    $        --    $        --    $      --
    Investments at
    Market--Unaffiliated (Cost
    $58,222,503)                      1,466,262    1,965,333     628,398      225,953        744,927      1,017,613      389,713
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
    Total Investments                 1,466,262    1,965,333     628,398      225,953        744,927      1,017,613      389,713
  LIABILITY--
  Payable to The Lincoln National
     Life Insurance Company                  32           43          14            5             16             22            9
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
  NET ASSETS                         $1,466,230   $1,965,290   $ 628,384    $ 225,948    $   744,911    $ 1,017,591    $ 389,704
  ---------------------------------  ==========   ==========   =========    =========    ===========    ===========    =========
  Percent of net assets                    1.90%        2.55%       0.82%        0.29%          0.97%          1.32%        0.51%
  ---------------------------------  ==========   ==========   =========    =========    ===========    ===========    =========

  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period         83,302       98,678          --           --         61,137        103,432       31,759
    Unit value                       $   10.858   $   14.483   $      --    $      --    $    12.184    $     9.838    $  12.271
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
                                        904,524    1,429,151          --           --        744,911      1,017,591      389,704
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
  SVUL II Policies:
    Units in accumulation period         55,690       42,384      36,993       23,858             --             --           --
    Unit value                       $   10.053   $   12.584   $  16.926    $   9.420    $        --    $        --    $      --
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
                                        559,849      533,354     626,163      224,742             --             --           --
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
  LSVUL II Policies:
    Units in accumulation period            184          283         213          120             --             --           --
    Unit value                       $   10.081   $    9.846   $  10.417    $  10.080    $        --    $        --    $      --
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
                                          1,857        2,785       2,221        1,205             --             --           --
  ---------------------------------  ----------   ----------   ---------    ---------    -----------    -----------    ---------
  NET ASSETS                         $1,466,230   $1,965,290   $ 628,384    $ 225,948    $   744,911    $ 1,017,591    $ 389,704
  ---------------------------------  ==========   ==========   =========    =========    ===========    ===========    =========

                                                   TEMPLETON                    TEMPLETON
                                   TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                   INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                   SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
  -------------------------------
  ASSETS
    Investments at
    Market--Affiliated (Cost
    $14,589,645)                    $        --     $        --    $      --    $      --
    Investments at
    Market--Unaffiliated (Cost
    $58,222,503)                      3,421,499         626,195      248,590      150,232
  -------------------------------   -----------     -----------    ---------    ---------
    Total Investments                 3,421,499         626,195      248,590      150,232
  LIABILITY--
  Payable to The Lincoln National
     Life Insurance Company                  74              14            5            4
  -------------------------------   -----------     -----------    ---------    ---------
  NET ASSETS                        $ 3,421,425     $   626,181    $ 248,585    $ 150,228
  -------------------------------   ===========     ===========    =========    =========
  Percent of net assets                    4.44%           0.81%        0.32%        0.20%
  -------------------------------   ===========     ===========    =========    =========
  NET ASSETS ARE REPRESENTED BY:
  SVUL I Policies:
    Units in accumulation period        290,291              --       20,334           --
    Unit value                      $    11.786     $        --    $  12.225    $      --
  -------------------------------   -----------     -----------    ---------    ---------
                                      3,421,425              --      248,585           --
  -------------------------------   -----------     -----------    ---------    ---------
  SVUL II Policies:
    Units in accumulation period             --          55,372           --        6,187
    Unit value                      $        --     $    11.269    $      --    $  11.883
  -------------------------------   -----------     -----------    ---------    ---------
                                             --         624,016           --       73,526
  -------------------------------   -----------     -----------    ---------    ---------
  LSVUL II Policies:
    Units in accumulation period             --             205           --        7,541
    Unit value                      $        --     $    10.586    $      --    $  10.169
  -------------------------------   -----------     -----------    ---------    ---------
                                             --           2,165           --       76,702
  -------------------------------   -----------     -----------    ---------    ---------
  NET ASSETS                        $ 3,421,425     $   626,181    $ 248,585    $ 150,228
  -------------------------------   ===========     ===========    =========    =========

See accompanying notes.

Supplement Page 8

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            AIM V.I.       AIM V.I.                   AIM V.I.
                                                            CAPITAL        DIVERSIFIED   AIM V.I.     INTERNATIONAL   AIM V.I.
                                                            APPRECIATION   INCOME        GROWTH       EQUITY          VALUE
                                              COMBINED      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income            $ 2,501,621    $       --     $      --    $      --     $        --    $      --
  Dividends from net realized gains on
     investments                                       --            --            --           --              --           --
  Mortality and expense guarantees:
    SVUL I                                       (158,489)       (6,677)       (3,447)     (15,056)             --      (16,806)
    LSVUL                                        (102,522)           --            --      (10,878)         (1,546)     (10,578)
    LSVUL II                                         (347)           --            --          (24)             (4)          (5)
--------------------------------------------  -----------    ----------     ---------    ---------     -----------    ---------
NET INVESTMENT INCOME (LOSS)                    2,240,263        (6,677)       (3,447)     (25,958)         (1,550)     (27,389)
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments         543,137        27,148        (2,157)      92,053             342       92,731
  Net change in unrealized appreciation or
     depreciation on investments               (2,177,439)      114,473        (6,976)     204,338         (41,944)    (146,910)
--------------------------------------------  -----------    ----------     ---------    ---------     -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                 (1,634,302)      141,621        (9,133)     296,391         (41,602)     (54,179)
--------------------------------------------  -----------    ----------     ---------    ---------     -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $   605,961    $  134,944     $ (12,580)   $ 270,433     $   (43,152)   $ (81,568)
--------------------------------------------  ===========    ==========     =========    =========     ===========    =========

                                                           AFIS         AFIS             BARON        DEUTSCHE       DEUTSCHE
                                              AFIS         GROWTH-      GLOBAL SMALL     CAPITAL      VIT            VIT
                                              GROWTH       INCOME       CAPITALIZATION   ASSET        EAFE           EQUITY
                                              CLASS 2      CLASS 2      CLASS 2          12B1         EQUITY INDEX   500 INDEX
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income            $      --    $      --      $        --    $     681    $        --    $      --
  Dividends from net realized gains on
     investments                                     --           --               --           --             --           --
  Mortality and expense guarantees:
    SVUL I                                           --           --               --           --             --      (30,062)
    LSVUL                                            (4)          (1)              (1)      (1,049)        (1,038)     (14,285)
    LSVUL II                                         (1)         (12)              (1)          (1)            (1)          (3)
--------------------------------------------  ---------    ---------      -----------    ---------    -----------    ---------
NET INVESTMENT INCOME (LOSS)                         (5)         (13)              (2)        (369)        (1,039)     (44,350)
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments            --         (424)              (2)       2,211            260       52,096
  Net change in unrealized appreciation or
     depreciation on investments                    578          121              (36)       4,383        (16,973)    (113,827)
--------------------------------------------  ---------    ---------      -----------    ---------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                      578         (303)             (38)       6,594        (16,713)     (61,731)
--------------------------------------------  ---------    ---------      -----------    ---------    -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $     573    $    (316)     $       (40)   $   6,225    $   (17,752)   $(106,081)
--------------------------------------------  =========    =========      ===========    =========    ===========    =========

                                                  DEUTSCHE
                                                  VIT                                    DGPF         DGPF
                                                  SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF
                                                  CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                $      --    $   6,228    $     416    $   5,683    $  35,802    $     144
  Dividends from net realized gains on
     investments                                         --           --           --           --           --           --
  Mortality and expense guarantees:
    SVUL I                                               --           --           --         (974)      (3,610)          --
    LSVUL                                              (793)        (753)        (153)        (402)      (1,676)         (22)
    LSVUL II                                             (1)          (1)          (2)          (1)          (2)          (1)
------------------------------------------------  ---------    ---------    ---------    ---------    ---------    ---------
NET INVESTMENT INCOME (LOSS)                           (794)       5,474          261        4,306       30,514          121
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments             8,300       (2,216)        (258)       3,978       (1,397)          14
  Net change in unrealized appreciation or
     depreciation on investments                     (5,313)     (19,024)      (1,454)     (38,290)     (22,715)         791
------------------------------------------------  ---------    ---------    ---------    ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                        2,987      (21,240)      (1,712)     (34,312)     (24,112)         805
------------------------------------------------  ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $   2,193    $ (15,766)   $  (1,451)   $ (30,006)   $   6,402    $     926
------------------------------------------------  =========    =========    =========    =========    =========    =========

                                                                                            FIDELITY
                                                               FIDELITY     FIDELITY        VIP             FIDELITY
                                                               VIP          VIP             HIGH            VIP II
                                                  DGPF         EQUITY-      GROWTH          INCOME          ASSET
                                                  TREND        INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                $ 180,082    $ 182,948     $       --      $       --     $  58,678
  Dividends from net realized gains on
     investments                                         --           --             --              --            --
  Mortality and expense guarantees:
    SVUL I                                           (8,015)      (8,928)            --              --        (2,390)
    LSVUL                                            (4,845)          --             (1)             (1)           --
    LSVUL II                                            (21)          --             (2)             (7)           --
------------------------------------------------  ---------    ---------     ----------      ----------     ---------
NET INVESTMENT INCOME (LOSS)                        167,201      174,020             (3)             (8)       56,288
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments            92,432      (15,646)            (1)              6          (918)
  Net change in unrealized appreciation or
     depreciation on investments                    111,385     (217,918)            35             (39)      (60,252)
------------------------------------------------  ---------    ---------     ----------      ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                      203,817     (233,564)            34             (33)      (61,170)
------------------------------------------------  ---------    ---------     ----------      ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $ 371,018    $ (59,544)    $       31      $      (41)    $  (4,882)
------------------------------------------------  =========    =========     ==========      ==========     =========


                                                  FIDELITY
                                                  VIP II
                                                  CONTRAFUND
                                                  SERVICE CLASS
                                                  SUBACCOUNT
------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                 $  153,701
  Dividends from net realized gains on
     investments                                           --
  Mortality and expense guarantees:
    SVUL I                                                 --
    LSVUL                                              (5,572)
    LSVUL II                                               (3)
------------------------------------------------   ----------
NET INVESTMENT INCOME (LOSS)                          148,126
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments              (3,488)
  Net change in unrealized appreciation or
     depreciation on investments                     (153,294)
------------------------------------------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                       (156,782)
------------------------------------------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $   (8,656)
------------------------------------------------   ==========

See accompanying notes.

                                                               Supplement Page 9

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                              FIDELITY                     JANUS        JANUS
                                                 FIDELITY     VIP III         JANUS        ASPEN        ASPEN SERIES
                                                 VIP II       GROWTH          ASPEN        SERIES       GLOBAL
                                                 INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    TECHNOLOGY      LN
                                                 GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       SERVICE CLASS   BOND
                                                 SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income               $ 138,489     $    19,695    $ 158,095    $  45,085     $       --     $   4,936
  Dividends from net realized gains on
     investments                                        --              --           --           --             --            --
  Mortality and expense guarantees:
    SVUL I                                          (7,384)             --           --           --             --            --
    LSVUL                                               --          (1,344)      (6,980)      (8,472)            (4)       (4,072)
    LSVUL II                                            --              (2)          (2)         (22)            (1)           (8)
-----------------------------------------------  ----------    -----------    ---------    ---------     ----------     ---------
NET INVESTMENT INCOME (LOSS)                       131,105          18,349      151,113       36,591             (5)          856
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments          (30,808)        (14,217)      20,436       39,767             (1)       (2,692)
  Net change in unrealized appreciation or
     depreciation on investments                   (39,113)        (13,725)    (140,224)     (79,851)           208        28,343
-----------------------------------------------  ----------    -----------    ---------    ---------     ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                     (69,921)        (27,942)    (119,788)     (40,084)           207        25,651
-----------------------------------------------  ----------    -----------    ---------    ---------     ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                               $  61,184     $    (9,593)   $  31,325    $  (3,493)    $      202     $  26,507
-----------------------------------------------  ==========    ===========    =========    =========     ==========     =========


                                                                             LN
                                                 LN             LN           GLOBAL       LN           LN           MFS
                                                 CAPITAL        EQUITY-      ASSET        MONEY        SOCIAL       EMERGING
                                                 APPRECIATION   INCOME       ALLOCATION   MARKET       AWARENESS    GROWTH
                                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income                $   50,237    $  65,284    $   1,660    $ 148,237    $   9,236    $ 263,470
  Dividends from net realized gains on
     investments                                          --           --           --           --           --           --
  Mortality and expense guarantees:
    SVUL I                                                --           --           --      (12,921)          --      (12,645)
    LSVUL                                             (3,722)        (702)        (117)      (8,866)        (542)      (5,771)
    LSVUL II                                              (2)          (1)          (1)        (190)          (2)          (2)
-----------------------------------------------   ----------    ---------    ---------    ---------    ---------    ---------
NET INVESTMENT INCOME (LOSS)                          46,513       64,581        1,542      126,260        8,692      245,052
Net Realized and Unrealized Gain (Loss) on
   Investments:
  Net realized gain (loss) on investments              3,879       (2,124)       1,305           --        3,829      216,025
  Net change in unrealized appreciation or
     depreciation on investments                     (36,015)     (71,541)      (2,616)          --       (8,464)    (656,365)
-----------------------------------------------   ----------    ---------    ---------    ---------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS                                       (32,136)     (73,665)      (1,311)          --       (4,635)    (440,340)
-----------------------------------------------   ----------    ---------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $   14,377    $  (9,084)   $     231    $ 126,260    $   4,057    $(195,288)
-----------------------------------------------   ==========    =========    =========    =========    =========    =========

                                                                                        OCC
                                    MFS                       NB AMT                    ACCUMULATION   OCC            TEMPLETON
                                    TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION   ASSET
                                    RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED        STRATEGY
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income  $  69,038    $ 139,165    $     122    $  35,141    $    27,166    $    94,960    $  59,468
  Dividends from net realized
     gains on investments                  --           --           --           --             --             --           --
  Mortality and expense
     guarantees:
    SVUL I                             (3,407)      (5,028)          --           --         (2,777)        (4,089)      (1,372)
    LSVUL                              (2,109)      (1,383)      (1,714)        (815)            --             --           --
    LSVUL II                               (2)          (2)          (1)          (1)            --             --           --
----------------------------------  ---------    ---------    ---------    ---------    -----------    -----------    ---------
NET INVESTMENT INCOME (LOSS)           63,520      132,752       (1,593)      34,325         24,389         90,871       58,096
Net Realized and Unrealized Gain
   (Loss) on Investments:
  Net realized gain (loss) on
     investments                       (1,991)      29,907       (1,918)      (3,239)        (1,966)       (20,716)        (304)
  Net change in unrealized
     appreciation or depreciation
     on investments                   (24,174)    (118,318)      53,292      (25,863)       (25,557)      (102,236)     (51,895)
----------------------------------  ---------    ---------    ---------    ---------    -----------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS              (26,165)     (88,411)      51,374      (29,102)       (27,523)      (122,952)     (52,199)
----------------------------------  ---------    ---------    ---------    ---------    -----------    -----------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  37,355    $  44,341    $  49,781    $   5,223    $    (3,134)   $   (32,081)   $   5,897
----------------------------------  =========    =========    =========    =========    ===========    ===========    =========

                                                    TEMPLETON                    TEMPLETON
                                    TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                    INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                    SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
----------------------------------
SIX MONTHS ENDED JUNE 30, 2000
Net Investment Income (Loss):
  Dividends from investment income   $   412,329     $    69,035    $  50,620    $  15,790
  Dividends from net realized
     gains on investments                     --              --           --           --
  Mortality and expense
     guarantees:
    SVUL I                               (12,016)             --         (885)          --
    LSVUL                                     --          (2,031)          --         (280)
    LSVUL II                                  --              (1)          --          (14)
----------------------------------   -----------     -----------    ---------    ---------
NET INVESTMENT INCOME (LOSS)             400,313          67,003       49,735       15,496
Net Realized and Unrealized Gain
   (Loss) on Investments:
  Net realized gain (loss) on
     investments                             616         (16,331)     (20,881)        (503)
  Net change in unrealized
     appreciation or depreciation
     on investments                     (378,658)        (41,708)     (21,605)     (12,493)
----------------------------------   -----------     -----------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                (378,042)        (58,039)     (42,486)     (12,996)
----------------------------------   -----------     -----------    ---------    ---------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $    22,271     $     8,964    $   7,249    $   2,500
----------------------------------   ===========     ===========    =========    =========

See accompanying notes.

Supplement Page 10

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                             AIM            AIM                        AIM
                                                             V.I.           V.I.          AIM          V.I.            AIM
                                                             CAPITAL        DIVERSIFIED   V.I.         INTERNATIONAL   V.I.
                                                             APPRECIATION   INCOME        GROWTH       EQUITY          VALUE
                                              COMBINED       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999            $ 55,211,712    $1,443,810     $ 780,147    $4,852,156    $   170,969    $5,505,487
   Changes From Operations:
     Net investment income (loss)                2,240,263        (6,677)       (3,447)      (25,958)        (1,550)      (27,389)
     Net realized gain (loss) on
       investments                                 543,137        27,148        (2,157)       92,053            342        92,731
     Net change in unrealized appreciation
       or depreciation on investments           (2,177,439)      114,473        (6,976)      204,338        (41,944)     (146,910)
   ----------------------------------------   ------------    ----------     ---------    ----------    -----------    ----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    605,961       134,944       (12,580)      270,433        (43,152)      (81,568)
   Change From Unit Transactions:
     Participant purchases                      33,056,582       373,365       173,846     3,139,923        393,612     2,626,489
     Participant withdrawals                   (11,889,086)      (62,042)      (27,389)     (324,214)       (27,319)     (339,958)
   ----------------------------------------   ------------    ----------     ---------    ----------    -----------    ----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                    21,167,496       311,323       146,457     2,815,709        366,293     2,286,531
   ----------------------------------------   ------------    ----------     ---------    ----------    -----------    ----------
   TOTAL INCREASE IN NET ASSETS                 21,773,457       446,267       133,877     3,086,142        323,141     2,204,963
   ----------------------------------------   ------------    ----------     ---------    ----------    -----------    ----------
   NET ASSETS AT JUNE 30, 2000                $ 76,985,169    $1,890,077     $ 914,024    $7,938,298    $   494,110    $7,710,450
   ----------------------------------------   ============    ==========     =========    ==========    ===========    ==========

                                                                       AFIS                          DEUTSCHE
                                                          AFIS         GLOBAL           BARON        VIT          DEUTSCHE
                                             AFIS         GROWTH-      SMALL            CAPITAL      EAFE         VIT
                                             GROWTH       INCOME       CAPITALIZATION   ASSET        EQUITY       EQUITY
                                             CLASS 2      CLASS 2      CLASS 2          12B1         INDEX        500 INDEX
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ----------------------------------------
   NET ASSETS AT DECEMBER 31, 1999           $      --    $      --     $        --     $ 222,843    $ 173,323    $ 9,997,457
   Changes From Operations:
     Net investment income (loss)                   (5)         (13)             (2)         (369)      (1,039)       (44,350)
     Net realized gain (loss) on
       investments                                  --         (424)             (2)        2,211          260         52,096
     Net change in unrealized appreciation
       or depreciation on investments              578          121             (36)        4,383      (16,973)      (113,827)
   ----------------------------------------  ---------    ---------     -----------     ---------    ---------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    573         (316)            (40)        6,225      (17,752)      (106,081)
   Change From Unit Transactions:
     Participant purchases                      59,011       64,562          11,159        88,497      202,763      3,373,778
     Participant withdrawals                      (214)      (5,531)           (202)      (12,456)     (23,280)      (473,192)
   ----------------------------------------  ---------    ---------     -----------     ---------    ---------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                    58,797       59,031          10,957        76,041      179,483      2,900,586
   ----------------------------------------  ---------    ---------     -----------     ---------    ---------    -----------
   TOTAL INCREASE IN NET ASSETS                 59,370       58,715          10,917        82,266      161,731      2,794,505
   ----------------------------------------  ---------    ---------     -----------     ---------    ---------    -----------
   NET ASSETS AT JUNE 30, 2000               $  59,370    $  58,715     $    10,917     $ 305,109    $ 335,054    $12,791,962
   ----------------------------------------  =========    =========     ===========     =========    =========    ===========

See accompanying notes.

                                                              Supplement Page 11

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                         DEUTSCHE
                                         VIT                                    DGPF         DGPF
                                         SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF         DGPF
                                         CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT         TREND
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999       $ 107,217    $ 172,011    $  31,476    $ 292,413    $1,152,058   $   4,105    $2,450,067
   Changes From Operations:
     Net investment income (loss)             (794)       5,474          261        4,306        30,514         121       167,201
     Net realized gain (loss) on
       investments                           8,300       (2,216)        (258)       3,978        (1,397)         14        92,432
     Net change in unrealized
       appreciation or depreciation on
       investments                          (5,313)     (19,024)      (1,454)     (38,290)      (22,715)        791       111,385
   -----------------------------------   ---------    ---------    ---------    ---------    ----------   ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS       2,193      (15,766)      (1,451)     (30,006)        6,402         926       371,018
   Change From Unit Transactions:
     Participant purchases                 192,759       59,893       25,734      147,230       455,397       4,700     1,813,011
     Participant withdrawals               (20,301)      (9,408)      (3,526)     (15,941)      (64,937)       (559)     (187,810)
   -----------------------------------   ---------    ---------    ---------    ---------    ----------   ---------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT TRANSACTIONS     172,458       50,485       22,208      131,289       390,460       4,141     1,625,201
   -----------------------------------   ---------    ---------    ---------    ---------    ----------   ---------    ----------
   TOTAL INCREASE IN NET ASSETS            174,651       34,719       20,757      101,283       396,862       5,067     1,996,219
   -----------------------------------   ---------    ---------    ---------    ---------    ----------   ---------    ----------
   NET ASSETS AT JUNE 30, 2000           $ 281,868    $ 206,730    $  52,233    $ 393,696    $1,548,920   $   9,172    $4,446,286
   -----------------------------------   =========    =========    =========    =========    ==========   =========    ==========

                                                                     FIDELITY
                                        FIDELITY     FIDELITY        VIP             FIDELITY     FIDELITY
                                        VIP          VIP             HIGH            VIP II       VIP II
                                        EQUITY-      GROWTH          INCOME          ASSET        CONTRAFUND
                                        INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER      SERVICE CLASS
                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   -----------------------------------
   NET ASSETS AT DECEMBER 31, 1999      $2,131,730    $       --      $       --     $ 534,781     $  841,715
   Changes From Operations:
     Net investment income (loss)          174,020            (3)             (8)       56,288        148,126
     Net realized gain (loss) on
       investments                         (15,646)           (1)              6          (918)        (3,488)
     Net change in unrealized
       appreciation or depreciation on
       investments                        (217,918)           35             (39)      (60,252)      (153,294)
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS     (59,544)           31             (41)       (4,882)        (8,656)
   Change From Unit Transactions:
     Participant purchases                 366,434         5,867          34,476       155,953      1,194,251
     Participant withdrawals               (89,988)         (311)         (2,932)      (21,903)      (109,705)
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT TRANSACTIONS     276,446         5,556          31,544       134,050      1,084,546
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   TOTAL INCREASE IN NET ASSETS            216,902         5,587          31,503       129,168      1,075,890
   -----------------------------------  ----------    ----------      ----------     ---------     ----------
   NET ASSETS AT JUNE 30, 2000          $2,348,632    $    5,587      $   31,503     $ 663,949     $1,917,605
   -----------------------------------  ==========    ==========      ==========     =========     ==========

Supplement Page 12

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                              JANUS
                                                    FIDELITY                     JANUS        ASPEN
                                       FIDELITY     VIP III         JANUS        ASPEN        SERIES
                                       VIP II       GROWTH          ASPEN        SERIES       GLOBAL
                                       INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    TECHNOLOGY      LN
                                       GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       SERVICE CLASS   BOND
                                       SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999     $2,103,756    $   220,239    $1,208,139   $1,334,556    $       --     $  799,942
   Changes From Operations:
     Net investment income (loss)         131,105         18,349       151,113       36,591            (5)           856
     Net realized gain (loss) on
       investments                        (30,808)       (14,217)       20,436       39,767            (1)        (2,692)
     Net change in unrealized
       appreciation or depreciation
       on investments                     (39,113)       (13,725)     (140,224)     (79,851)          208         28,343
   ---------------------------------   ----------    -----------    ----------   ----------    ----------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                           61,184         (9,593)       31,325       (3,493)          202         26,507
   Change From Unit Transactions:
     Participant purchases                173,870        306,123     1,388,841    1,998,303        33,107        408,382
     Participant withdrawals             (454,299)       (34,577)     (132,910)    (171,011)         (222)       (51,585)
   ---------------------------------   ----------    -----------    ----------   ----------    ----------     ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                       (280,429)       271,546     1,255,931    1,827,292        32,885        356,797
   ---------------------------------   ----------    -----------    ----------   ----------    ----------     ----------
   TOTAL INCREASE IN NET ASSETS          (219,245)       261,953     1,287,256    1,823,799        33,087        383,304
   ---------------------------------   ----------    -----------    ----------   ----------    ----------     ----------
   NET ASSETS AT JUNE 30, 2000         $1,884,511    $   482,192    $2,495,395   $3,158,355    $   33,087     $1,183,246
   ---------------------------------   ==========    ===========    ==========   ==========    ==========     ==========


                                                                  LN
                                      LN             LN           GLOBAL       LN           LN           MFS
                                      CAPITAL        EQUITY-      ASSET        MONEY        SOCIAL       EMERGING
                                      APPRECIATION   INCOME       ALLOCATION   MARKET       AWARENESS    GROWTH
                                      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ---------------------------------
   NET ASSETS AT DECEMBER 31, 1999     $  525,060    $ 161,147    $  38,991    $5,734,110   $ 101,596    $4,076,301
   Changes From Operations:
     Net investment income (loss)          46,513       64,581        1,542       126,260       8,692       245,052
     Net realized gain (loss) on
       investments                          3,879       (2,124)       1,305            --       3,829       216,025
     Net change in unrealized
       appreciation or depreciation
       on investments                     (36,015)     (71,541)      (2,616)           --      (8,464)     (656,365)
   ---------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                           14,377       (9,084)         231       126,260       4,057      (195,288)
   Change From Unit Transactions:
     Participant purchases                725,399       85,874        6,369     8,512,458      23,430     1,319,783
     Participant withdrawals              (66,816)      (7,930)     (18,591)   (8,452,851)    (12,230)     (243,014)
   ---------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                        658,583       77,944      (12,222)       59,607      11,200     1,076,769
   ---------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
   TOTAL INCREASE IN NET ASSETS           672,960       68,860      (11,991)      185,867      15,257       881,481
   ---------------------------------   ----------    ---------    ---------    ----------   ---------    ----------
   NET ASSETS AT JUNE 30, 2000         $1,198,020    $ 230,007    $  27,000    $5,919,977   $ 116,853    $4,957,782
   ---------------------------------   ==========    =========    =========    ==========   =========    ==========

See accompanying notes.

                                                              Supplement Page 13

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                                                     OCC
                                                 MFS                       NB AMT                    ACCUMULATION   OCC
                                                 TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION
                                                 RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999               $1,200,042   $1,368,006   $ 111,301    $  59,958    $   653,323    $ 1,037,957
   Changes From Operations:
     Net investment income (loss)                    63,520      132,752      (1,593)      34,325         24,389         90,871
     Net realized gain (loss) on investments         (1,991)      29,907      (1,918)      (3,239)        (1,966)       (20,716)
     Net change in unrealized appreciation or
       depreciation on investments                  (24,174)    (118,318)     53,292      (25,863)       (25,557)      (102,236)
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      37,355       44,341      49,781        5,223         (3,134)       (32,081)
   Change From Unit Transactions:
     Participant purchases                          284,325      615,455     516,197      166,845        113,390         39,319
     Participant withdrawals                        (55,492)     (62,512)    (48,895)      (6,078)       (18,668)       (27,604)
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                             228,833      552,943     467,302      160,767         94,722         11,715
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS                     266,188      597,284     517,083      165,990         91,588        (20,366)
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET ASSETS AT JUNE 30, 2000                   $1,466,230   $1,965,290   $ 628,384    $ 225,948    $   744,911    $ 1,017,591
   -------------------------------------------   ==========   ==========   =========    =========    ===========    ===========

                                                                             TEMPLETON                    TEMPLETON
                                                TEMPLETON    TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                                ASSET        INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                                STRATEGY     SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                                SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   -------------------------------------------
   NET ASSETS AT DECEMBER 31, 1999              $ 294,601     $ 2,709,649     $   377,518    $ 175,330    $  56,425
   Changes From Operations:
     Net investment income (loss)                  58,096         400,313          67,003       49,735       15,496
     Net realized gain (loss) on investments         (304)            616         (16,331)     (20,881)        (503)
     Net change in unrealized appreciation or
       depreciation on investments                (51,895)       (378,658)        (41,708)     (21,605)     (12,493)
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                     5,897          22,271           8,964        7,249        2,500
   Change From Unit Transactions:
     Participant purchases                        103,529         808,042         275,955       87,365      101,511
     Participant withdrawals                      (14,323)       (118,537)        (36,256)     (21,359)     (10,208)
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                            89,206         689,505         239,699       66,006       91,303
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   TOTAL INCREASE IN NET ASSETS                    95,103         711,776         248,663       73,255       93,803
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET ASSETS AT JUNE 30, 2000                  $ 389,704     $ 3,421,425     $   626,181    $ 248,585    $ 150,228
   -------------------------------------------  =========     ===========     ===========    =========    =========

See accompanying notes.

Supplement Page 14

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
    THE VARIABLE ACCOUNT:
    Lincoln Life Flexible Premium Variable Life Account R (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

    The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life.
    The Variable Account consist of three products which are listed below.

    --SVUL I
    --SVUL II
    --LSVUL

    The assets of the Variable Account are owned by Lincoln
    Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

    BASIS OF PRESENTATION:
    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United Sates for unit investment trusts.

    INVESTMENTS:
    The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of forty six portfolios of fourteen diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:

    AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

    American Funds Insurance Series (AFIS):
     AFIS Growth Class 2 Fund
     AFIS Growth--Income Class 2 Fund
     AFIS Global Small Capitalization Class 2 Fund

    Baron Capital Funds Trust:
     Baron Capital Asset 12b1 Fund

    Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     EAFE Equity Index Fund
     Equity 500 Index Fund
     Small Cap Index Fund

    Delaware Group Premium Fund (DGPF):
     High Yield
     Devon Series
     Emerging Markets Series
     REIT Series
     Small Cap Value Series
     Trend Series

                                                              Supplement Page 15

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED) Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio
     Growth Service Class Portfolio
     High Income Service Class Portfolio

    Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Contrafund Service Class Portfolio
     Investment Grade Bond Portfolio

    Fidelity Variable Insurance Products Fund III:
     Growth Opportunities Service Class Portfolio

    Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Global Technology Service Portfolio

    Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

    MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

    Neuberger Berman Advisers Management Trust (NB AMT):
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio

    OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

    Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund
     Templeton International Securities Fund
     Templeton International Securities Class 2 Fund
     Templeton Growth Securities Fund
     Templeton Growth Securities Class 2 Fund

    Investments in the variable subaccounts are stated at the closing net asset value per share on June 30, 2000, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Supplement Page 16

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
    DIVIDENDS:
    Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES:
    Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a life insurance company under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The current rate of deduction, stated as an annual percentage, is .80%. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations.

    Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 8% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the six months ended June 30, 2000 amounted to $1,875,442.

    Lincoln Life charges a monthly administrative fee of $12.50 in the first policy year and $5 in subsequent policy years. In addition, there is a monthly charge of $0.09 per $1,000 of specified amount for the first twenty years of the policy and for the first twenty years following an increase in specified amount. If the no lapse provision is in effect there will also be a monthly charge of $0.01 per $1,000 of specified amount. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the six months ended June 30, 2000 amounted to $1,352,205.

    Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the six months ended June 30, 2000 amounted to $319,876.

                                                              Supplement Page 17

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE (CONTINUED)
    Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the six months ended June 30, 2000, no transfer fees were deducted from the variable subaccounts.

    Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the face amount of the policy and the issue age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. There were no full surrender charges or partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the six months ended June 30, 2000.

Supplement Page 18

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

3.  NET ASSETS (UNAUDITED)
    The following is a summary of net assets owned at June 30, 2000.

                                         AIM            AIM                        AIM
                                         V.I.           V.I.          AIM          V.I.            AIM          AFIS
                                         CAPITAL        DIVERSIFIED   V.I.         INTERNATIONAL   V.I.         GROWTH
                                         APPRECIATION   INCOME        GROWTH       EQUITY          VALUE        CLASS 2
                           COMBINED      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units         $68,695,938    $1,297,071     $ 954,137    $6,764,081    $   501,072    $6,905,573   $  58,797
Accumulated net
   investment income
   (loss)                    3,280,459        24,503        53,646       137,144          2,836        61,666          (5)
Accumulated net realized
   gain
(loss) on investments          834,078        44,079       (20,056)      125,136            870       120,859          --
Net unrealized
   appreciation
   (depreciation) on
   investments               4,174,694       524,424       (73,703)      911,937        (10,668)      622,352         578
                           -----------    ----------     ---------    ----------    -----------    ----------   ---------
                           $76,985,169    $1,890,077     $ 914,024    $7,938,298    $   494,110    $7,710,450   $  59,370
                           ===========    ==========     =========    ==========    ===========    ==========   =========

                          AFIS         AFIS             BARON        DEUTSCHE       DEUTSCHE
                          GROWTH-      GLOBAL SMALL     CAPITAL      VIT            VIT
                          INCOME       CAPITALIZATION   ASSET        EAFE           EQUITY
                          CLASS 2      CLASS 2          12B1         EQUITY INDEX   500 INDEX
                          SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------
UNIT TRANSACTIONS:
Accumulation units        $  59,031      $    10,957    $ 270,391    $   327,954    $11,669,188
Accumulated net
   investment income
   (loss)                       (13)              (2)        (594)         6,470         20,337
Accumulated net realized
   gain
(loss) on investments          (424)              (2)       8,350            480        130,645
Net unrealized
   appreciation
   (depreciation) on
   investments                  121              (36)      26,962            150        971,792
                          ---------      -----------    ---------    -----------    -----------
                          $  58,715      $    10,917    $ 305,109    $   335,054    $12,791,962
                          =========      ===========    =========    ===========    ===========

                                  DEUTSCHE
                                  VIT                                    DGPF         DGPF
                                  SMALL        DGPF         DGPF         EMERGING     SMALL        DGPF         DGPF
                                  CAP INDEX    HIGH YIELD   DEVON        MARKETS      CAP VALUE    REIT         TREND
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units                $ 267,738    $ 222,043    $  53,320    $ 338,282    $1,526,987   $   8,238    $3,374,983
Accumulated net investment
   income (loss)                      2,787        6,577          243        5,885        31,104         113       160,379
Accumulated net realized gain
   (loss) on investments              9,210       (2,566)        (262)       6,150           642          12       122,269
Net unrealized appreciation
   (depreciation) on
   investments                        2,133      (19,324)      (1,068)      43,379        (9,813)        809       788,655
                                  ---------    ---------    ---------    ---------    ----------   ---------    ----------
                                  $ 281,868    $ 206,730    $  52,233    $ 393,696    $1,548,920   $   9,172    $4,446,286
                                  =========    =========    =========    =========    ==========   =========    ==========

                                                              FIDELITY
                                 FIDELITY     FIDELITY        VIP             FIDELITY     FIDELITY
                                 VIP          VIP             HIGH            VIP II       VIP II
                                 EQUITY-      GROWTH          INCOME          ASSET        CONTRAFUND
                                 INCOME       SERVICE CLASS   SERVICE CLASS   MANAGER      SERVICE CLASS
                                 SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
-------------------------------
UNIT TRANSACTIONS:
Accumulation units               $2,320,740    $    5,556      $   31,544     $ 616,944     $1,850,589
Accumulated net investment
   income (loss)                    200,538            (3)             (8)       72,029        146,837
Accumulated net realized gain
   (loss) on investments             (7,909)           (1)              6          (510)        (3,338)
Net unrealized appreciation
   (depreciation) on
   investments                     (164,737)           35             (39)      (24,514)       (76,483)
                                 ----------    ----------      ----------     ---------     ----------
                                 $2,348,632    $    5,587      $   31,503     $ 663,949     $1,917,605
                                 ==========    ==========      ==========     =========     ==========

                                                              Supplement Page 19

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

3.  NET ASSETS (UNAUDITED) (CONTINUED)

                                                                                    JANUS
                                          FIDELITY                     JANUS        ASPEN
                             FIDELITY     VIP III         JANUS        ASPEN        SERIES
                             VIP II       GROWTH          ASPEN        SERIES       GLOBAL                       LN
                             INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    TECHNOLOGY      LN           CAPITAL
                             GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       SERVICE CLASS   BOND         APPRECIATION
                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $1,847,179    $   485,866    $2,358,559   $2,947,427    $   32,885     $1,156,751    $1,131,627
Accumulated net investment
   income (loss)                162,041         18,206       162,006       35,467            (5)        29,924        46,014
Accumulated net realized
   gain (loss) on
   investments                  (42,715)       (12,029)       30,214       50,079            (1)        (3,653)       11,963
Net unrealized
   appreciation
   (depreciation) on
   investments                  (81,994)        (9,851)      (55,384)     125,382           208            224         8,416
                             ----------    -----------    ----------   ----------    ----------     ----------    ----------
                             $1,884,511    $   482,192    $2,495,395   $3,158,355    $   33,087     $1,183,246    $1,198,020
                             ==========    ===========    ==========   ==========    ==========     ==========    ==========


                                         LN
                            LN           GLOBAL       LN           LN           MFS
                            EQUITY-      ASSET        MONEY        SOCIAL       EMERGING
                            INCOME       ALLOCATION   MARKET       AWARENESS    GROWTH
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------
UNIT TRANSACTIONS:
Accumulation units          $ 230,145    $  25,330    $5,572,068   $ 102,417    $3,654,874
Accumulated net investment
   income (loss)               64,617        1,510       347,909       9,521       231,748
Accumulated net realized
   gain (loss) on
   investments                   (729)       1,306            --       8,189       275,938
Net unrealized
   appreciation
   (depreciation) on
   investments                (64,026)      (1,146)           --      (3,274)      795,222
                            ---------    ---------    ----------   ---------    ----------
                            $ 230,007    $  27,000    $5,919,977   $ 116,853    $4,957,782
                            =========    =========    ==========   =========    ==========

                                                                                      OCC
                                  MFS                       NB AMT                    ACCUMULATION   OCC            TEMPLETON
                                  TOTAL        MFS          MID-CAP      NB AMT       GLOBAL         ACCUMULATION   ASSET
                                  RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED        STRATEGY
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units                $1,408,695   $1,653,943   $ 566,700    $ 218,989    $   621,598    $ 1,024,281    $ 333,591
Accumulated net investment
   income (loss)                      81,003      169,776      (1,647)      34,251        126,263        104,297       76,493
Accumulated net realized gain
   (loss) on investments              (1,569)      39,205      (1,878)      (3,175)         1,664        (20,329)         793
Net unrealized appreciation
   (depreciation) on
   investments                       (21,899)     102,366      65,209      (24,117)        (4,614)       (90,658)     (21,173)
                                  ----------   ----------   ---------    ---------    -----------    -----------    ---------
                                  $1,466,230   $1,965,290   $ 628,384    $ 225,948    $   744,911    $ 1,017,591    $ 389,704
                                  ==========   ==========   =========    =========    ===========    ===========    =========

                                                 TEMPLETON                    TEMPLETON
                                 TEMPLETON       INTERNATIONAL   TEMPLETON    GROWTH
                                 INTERNATIONAL   SECURITIES      GROWTH       SECURITIES
                                 SECURITIES      CLASS 2         SECURITIES   CLASS 2
                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
-------------------------------
UNIT TRANSACTIONS:
Accumulation units                $ 2,948,750     $   585,891    $ 207,860    $ 145,296
Accumulated net investment
   income (loss)                      511,707          66,528       54,892       15,469
Accumulated net realized gain
   (loss) on investments                3,189         (15,641)     (19,882)        (501)
Net unrealized appreciation
   (depreciation) on
   investments                        (42,221)        (10,597)       5,715      (10,036)
                                  -----------     -----------    ---------    ---------
                                  $ 3,421,425     $   626,181    $ 248,585    $ 150,228
                                  ===========     ===========    =========    =========

Supplement Page 20

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

4.  PURCHASES AND SALES OF INVESTMENTS
    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2000.

                                                                 AGGREGATE         AGGREGATE
                                                                 COST OF           PROCEEDS
                                                                 PURCHASES         FROM SALES
                                                                 -----------------------------
   AIM V.I. Capital Appreciation Fund                            $   390,633       $    85,977
   AIM V.I. Diversified Income Fund                                  171,662            28,649
   AIM V.I. Growth Fund                                            3,322,141           532,316
   AIM V.I. International Equity Fund                                398,164            33,414
   AIM V.I. Value Fund                                             3,207,389           948,199
   AFIS Growth Class 2 Fund                                           58,828                35
   AFIS Growth -- Income Class 2 Fund                                 73,137            14,118
   AFIS Global Small Capitlization Class 2 Fund                       10,977                22
   Baron Capital Asset 12b1 Fund                                      99,331            23,656
   Deutsche VIT EAFE Equity Index Fund                               188,508            10,061
   Deutsche VIT Equity 500 Index Fund                              3,898,802         1,042,501
   Deutsche VIT Small Cap Index Fund                                 389,263           217,595
   DGPF High Yield Series                                             88,223            31,897
   DGPF Devon Series                                                  29,419             6,950
   DGPF Emerging Markets Series                                      153,818            18,221
   DGPF Small Cap Value Series                                       526,742           105,759
   DGPF REIT Series                                                    4,591               329
   DGPF Trend Series                                               2,189,708           397,261
   Fidelity VIP Equity-Income Portfolio                              639,379           188,907
   Fidelity VIP Growth Service Class Portfolio                         5,576                23
   Fidelity VIP High Income Service Class Portfolio                   39,689             8,152
   Fidelity VIP II Asset Manager Portfolio                           212,596            22,255
   Fidelity VIP II Contrafund Service Class Portfolio              1,342,422           109,727
   Fidelity VIP II Investment Grade Bond Portfolio                   411,835           561,164
   Fidelity VIP III Growth Opportunities Service
   Class Portfolio                                                   511,902           222,002
   Janus Aspen Series Balanced Portfolio                           1,770,054           362,981
   Janus Aspen Series Worldwide Growth Portfolio                   2,205,587           341,664
   Janus Aspen Series Global Technology Service
   Class Portfolio                                                    32,903                22
   LN Bond Fund                                                      496,773           139,111
   LN Capital Appreciation Fund                                      766,614            61,503
   LN Equity-Income Fund                                             240,679            98,152
   LN Global Asset Allocation Fund                                    30,152            40,832
   LN Money Market Fund                                            7,670,071         7,484,200
   LN Social Awareness Fund                                          339,378           319,485
   MFS Emerging Growth Series                                      2,331,848         1,010,008
   MFS Total Return Series                                           448,715           156,356
   MFS Utilities Series                                            1,034,240           348,532
   NB AMT Mid-Cap Growth Portfolio                                   506,679            40,958
   NB AMT Partners Portfolio                                         221,805            26,709
   OCC Accumulation Global Equity Portfolio                          165,322            46,209
   OCC Accumulation Managed Portfolio                                469,699           367,114
   Templeton Asset Strategy Fund                                     159,255            11,950
   Templeton International Securities Fund                         1,158,891            69,058
   Templeton International Securities Class 2 Fund                   533,792           227,084
   Templeton Growth Securities Fund                                  372,003           256,261
   Templeton Growth Securities Class 2 Fund                          127,296            20,494
                                                                 -----------       -----------
                                                                 $39,446,491       $16,037,873
                                                                 ===========       ===========

                               Supplement Page 21

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

5.  INVESTMENTS
    The following is a summary of investments owned at June 30, 2000.

                                                                        NET
                                                      SHARES            ASSET        VALUE OF          COST OF
                                                      OUTSTANDING       VALUE        SHARES            SHARES
                                                      ------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund                     49,081        $38.51       $ 1,890,118       $ 1,365,694
   AIM V.I. Diversified Income Fund                       91,771          9.96           914,044           987,747
   AIM V.I. Growth Fund                                  234,658         33.83         7,938,470         7,026,533
   AIM V.I. International Equity Fund                     18,925         26.11           494,121           504,789
   AIM V.I. Value Fund                                   230,788         33.41         7,710,616         7,088,264
   AFIS Growth Class 2 Fund                                  733         81.01            59,371            58,793
   AFIS Growth -- Income Class 2 Fund                      1,760         33.36            58,716            58,595
   AFIS Global Small Capitlization Class 2 Fund              625         17.46            10,917            10,953
   Baron Capital Asset 12b1 Fund                          17,055         17.89           305,116           278,154
   Deutsche VIT EAFE Equity Index Fund                    26,115         12.83           335,061           334,911
   Deutsche VIT Equity 500 Index Fund                    846,608         15.11        12,792,239        11,820,447
   Deutsche VIT Small Cap Index Fund                      23,727         11.88           281,874           279,741
   DGPF High Yield Series                                 31,276          6.61           206,735           226,059
   DGPF Devon Series                                       4,006         13.04            52,234            53,302
   DGPF Emerging Markets Series                           51,940          7.58           393,704           350,325
   DGPF Small Cap Value Series                           103,471         14.97         1,548,954         1,558,767
   DGPF REIT Series                                          941          9.75             9,172             8,363
   DGPF Trend Series                                     121,254         36.67         4,446,384         3,657,729
   Fidelity VIP Equity-Income Portfolio                  102,518         22.91         2,348,684         2,513,421
   Fidelity VIP Growth Service Class Portfolio               109         51.39             5,587             5,552
   Fidelity VIP High Income Service Class Portfolio        3,147         10.01            31,504            31,543
   Fidelity VIP II Asset Manager Portfolio                40,143         16.54           663,964           688,478
   Fidelity VIP II Contrafund Service
   Class Portfolio                                        76,614         25.03         1,917,646         1,994,129
   Fidelity VIP II Investment Grade Bond Portfolio       160,387         11.75         1,884,552         1,966,546
   Fidelity VIP III Growth Opportunities Service
   Class Portfolio                                        23,431         20.58           482,202           492,053
   Janus Aspen Series Balanced Portfolio                  94,812         26.32         2,495,449         2,550,833
   Janus Aspen Series Worldwide Growth Portfolio          65,759         48.03         3,158,423         3,033,041
   Janus Aspen Series Global Technology Service
   Class Portfolio                                         3,369          9.82            33,088            32,880
   LN Bond Fund                                          100,979         11.72         1,183,272         1,183,048
   LN Capital Appreciation Fund                           38,990         30.73         1,198,046         1,189,630
   LN Equity-Income Fund                                  14,937         15.40           230,012           294,038
   LN Global Asset Allocation Fund                         1,748         15.45            27,001            28,147
   LN Money Market Fund                                  592,011         10.00         5,920,107         5,920,107
   LN Social Awareness Fund                                2,808         41.62           116,856           120,130
   MFS Emerging Growth Series                            141,452         35.05         4,957,888         4,162,666
   MFS Total Return Series                                84,608         17.33         1,466,262         1,488,161
   MFS Utilities Series                                   85,973         22.86         1,965,333         1,862,967
   NB AMT Mid-Cap Growth Portfolio                        22,934         27.40           628,398           563,189
   NB AMT Partners Portfolio                              14,149         15.97           225,953           250,070
   OCC Accumulation Global Equity Portfolio               47,267         15.76           744,927           749,541
   OCC Accumulation Managed Portfolio                     26,646         38.19         1,017,613         1,108,271
   Templeton Asset Strategy Fund                          19,853         19.63           389,713           410,886
   Templeton International Securities Fund               177,188         19.31         3,421,499         3,463,720
   Templeton International Securities Class 2 Fund        32,597         19.21           626,195           636,792
   Templeton Growth Securities Fund                       18,747         13.26           248,590           242,875
   Templeton Growth Securities Class 2 Fund               11,364         13.22           150,232           160,268
                                                                                     -----------       -----------
                                                                                     $76,986,842       $72,812,148
                                                                                     ===========       ===========

                               Supplement Page 22

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R

6.  NEW INVESTMENT FUNDS AND FUND NAME CHANGES
    During 2000 the BT Insurance Fund Trust family of funds changed its name to Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium Fund, Inc. family of funds changed its name to Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. During 2000 the Delaware Premium Delchester
    Series changed its name to the DGPF High Yield Series, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton International Class 2 Fund changed its name to the Templeton International Securities Class 2 Fund, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Stock Class 2 Fund changed its name to the Templeton Growth Securities Class 2 Fund. During 2000 the Fidelity VIP Growth Fund, the Fidelity VIP High Income Fund, the AFIS Growth Class 2 Fund, the AFIS Growth -- Income Class 2 Fund, the AFIS Global Small Capitalization Class 2 Fund and the Janus Aspen Series Global Technology Service Fund became available as investment options for Variable Account contract owners.

                               Supplement Page 23

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEET -- STATUTORY BASIS
(UNAUDITED)

                                                              JUNE 30
                                                              2000        1999
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,358.3   $24,259.7
------------------------------------------------------------
Preferred stocks                                                  255.0       243.2
------------------------------------------------------------
Unaffiliated common stocks                                        163.7       170.9
------------------------------------------------------------
Affiliated common stocks                                          657.9       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,226.7     4,088.2
------------------------------------------------------------
Real estate                                                       279.5       440.8
------------------------------------------------------------
Policy loans                                                    1,676.7     1,609.9
------------------------------------------------------------
Other investments                                                 487.3       440.9
------------------------------------------------------------
Cash and short-term investments                                 1,111.6     1,414.6
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,216.7    32,990.3
------------------------------------------------------------
Premiums and fees in course of collection                         198.3       (71.0)
------------------------------------------------------------
Accrued investment income                                         446.4       473.0
------------------------------------------------------------
Reinsurance recoverable                                           135.0       221.3
------------------------------------------------------------
Funds withheld by ceding companies                                 71.7        36.5
------------------------------------------------------------
Federal income taxes recoverable from parent company              111.1        89.5
------------------------------------------------------------
Company owned policies and contracts                              179.5        19.1
------------------------------------------------------------
Goodwill                                                           40.8        47.6
------------------------------------------------------------
Other admitted assets                                              61.1        62.6
------------------------------------------------------------
Separate account assets                                        47,854.4    41,079.4
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $80,315.0   $74,948.3
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,411.7   $12,399.1
------------------------------------------------------------
Other policyholder funds                                       15,613.3    16,705.8
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       803.2     1,217.8
------------------------------------------------------------
Funds held under reinsurance treaties                             832.2       810.6
------------------------------------------------------------
Asset valuation reserve                                           520.8       488.4
------------------------------------------------------------
Interest maintenance reserve                                       35.5       122.5
------------------------------------------------------------
Other liabilities                                                 491.2       427.3
------------------------------------------------------------
Net transfers due from separate accounts                         (900.0)     (789.2)
------------------------------------------------------------
Separate account liabilities                                   47,854.4    41,079.4
------------------------------------------------------------  ---------   ---------
Total liabilities                                              77,662.3    72,461.7
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding -- 10 million (owned by
  Lincoln National Corporation)                                    25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 2,006.1     1,942.6
------------------------------------------------------------
Unassigned surplus -- deficit                                    (628.4)     (731.0)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,652.7     2,486.6
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $80,315.0   $74,948.3
------------------------------------------------------------  =========   =========

See accompanying notes.

Supplement Page 24

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2000       1999
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $3,970.6   $3,666.0
------------------------------------------------------------
Net investment income                                          1,077.1    1,100.7
------------------------------------------------------------
Amortization of the interest maintenance reserve                  11.9       12.9
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded          316.9      380.7
------------------------------------------------------------
Expense charges on deposit funds                                  78.8       83.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                     290.2      210.3
------------------------------------------------------------
Other income                                                      30.1       68.8
------------------------------------------------------------  --------   --------
Total revenues                                                 5,775.6    5,523.2
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                               4,176.1    4,459.7
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses        1,227.3      635.7
------------------------------------------------------------  --------   --------
Total benefits and expenses                                    5,403.4    5,095.4
------------------------------------------------------------  --------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                      372.2      427.8
------------------------------------------------------------
Dividends to policyholders                                        38.4       41.3
------------------------------------------------------------  --------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                 333.8      386.5
------------------------------------------------------------
Federal income taxes                                              27.7      104.3
------------------------------------------------------------  --------   --------
Gain (loss) from operations before net realized gain on
investments                                                      306.1      282.2
------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax
expense and excluding net transfers to the interest
maintenance reserve                                              (14.4)      58.4
------------------------------------------------------------  --------   --------
Net income (loss)                                             $  291.7   $  340.6
------------------------------------------------------------  ========   ========

See accompanying notes.                                       Supplement Page 25

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS (UNAUDITED)

                                                              SIX MONTH PERIOD
                                                              ENDED JUNE 30
                                                              2000       1999
                                                              --------   --------
                                                              (IN MILLIONS)
                                                              -------------------
Capital and surplus at beginning of period                    $2,526.5   $2,564.5
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                       291.7      340.6
------------------------------------------------------------
Difference in cost and admitted investment amounts                22.2       (4.9)
------------------------------------------------------------
Nonadmitted assets                                                (7.3)     (12.1)
------------------------------------------------------------
Amortization of gain on reinsurance of disability income
business                                                          (4.0)
------------------------------------------------------------
Asset valuation reserve                                          (29.9)      (3.9)
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 2000                                        63.5       12.4
------------------------------------------------------------
Dividends to shareholder                                        (210.0)    (410.0)
------------------------------------------------------------  --------   --------
Capital and surplus at end of period                          $2,652.7   $2,486.6
------------------------------------------------------------  ========   ========

See accompanying notes.

Supplement Page 26

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS -- STATUTORY BASIS
(UNAUDITED)

                                                              SIX MONTH PERIOD ENDED
                                                              JUNE 30
                                                              2000         1999
                                                              -----------------------
                                                              (IN MILLIONS)
                                                              -----------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 3,821.2    $ 3,914.3
------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
reinsurance ceded                                                 451.8        190.0
------------------------------------------------------------
Investment income received                                      1,048.5      1,040.9
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      290.2        210.3
------------------------------------------------------------
Benefits paid                                                  (4,965.8)    (4,282.8)
------------------------------------------------------------
Insurance expenses paid                                        (1,050.0)      (804.3)
------------------------------------------------------------
Federal income taxes recovered (paid)                             (80.1)      (128.5)
------------------------------------------------------------
Dividends to policyholders                                        (39.4)       (38.8)
------------------------------------------------------------
Other income received and expenses paid, net                      (72.3)       214.4
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) operating activities              (595.9)       315.5
------------------------------------------------------------
INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      2,209.0      3,448.9
------------------------------------------------------------
Purchase of investments                                        (1,691.5)    (3,848.4)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans             132.3        310.8
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) investing activities               649.8        (88.7)
------------------------------------------------------------
FINANCING ACTIVITIES
Surplus paid-in                                                    63.5         12.4
------------------------------------------------------------
Repayment of borrowings from shareholder                         (205.0)      (140.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (210.0)      (410.0)
------------------------------------------------------------  ---------    ---------
Net cash provided by (used in) financing activities              (351.5)      (537.6)
------------------------------------------------------------  ---------    ---------
Net increase (decrease) in cash and short-term investments       (297.6)      (310.8)
------------------------------------------------------------
Cash and short-term investments at beginning of period          1,409.2      1,725.4
------------------------------------------------------------  ---------    ---------
Cash and short-term investments at end of period              $ 1,111.6    $ 1,414.6
------------------------------------------------------------  =========    =========

NOTES TO FINANCIAL STATEMENTS --
STATUTORY BASIS (UNAUDITED)

1. BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of The Lincoln National Life Insurance Company (the "Company") have been prepared in accordance with the accounting practices prescribed or permitted by the Indiana Insurance Department (the "Department"), except that they do not contain complete notes. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. These financial statements are unaudited and include all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the results, in accordance with the accounting basis described above. For further information, refer to the statutory-basis financial statements and notes as of December 31, 1999, 1998, and 1997 included in this registration statement.

Operating results for the six months ended June 30, 2000 are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2000.

See accompanying notes.                                       Supplement Page 27

                                    PART II
                        FEES AND CHARGES REPRESENTATION


    Lincoln Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

           Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 1 to this Registration Statement comprises the following papers and documents:



       The facing sheet;
       A cross-reference sheet (reconciliation and tie);
       A Prospectus Supplement of 28 pages; All other disclosure not modified by this Supplement remains unchanged from that contained in the Prospectus filed as part of Pre-Effective Amendment No. 1 to this Registration Statement, which Prospectus is hereby incorporated herein by this reference.
       The undertaking to file reports;
       The fees and charges representation;
       Statements regarding indemnification;
       The signatures.

       The written consents of the following persons:

           Robert A. Picarello, Esq.

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
      (1)  Resolution of the Board of Directors of The Lincoln National Life
           Insurance Company and related documents authorizing establishment of the Account.(1)
      (2)  Not applicable.
      (3)  (a)  Selling Agreement between The Lincoln National Life
                Insurance Company and Lincoln Financial Advisors Corp.(12)
           (b)  Commission Schedule for Variable Life Policies.(5)
      (4)  Not applicable.
      (5)  (a)  Form of Policy and Application.(1)
           (b)  Riders.(1)
           (c)  Form of Contract LN 655, Form of Application B10409(10)
      (6)  (a)  Articles of Incorporation of The Lincoln National Life
                Insurance Company.(7)
           (b)  Bylaws of The Lincoln National Life Insurance Company.(7)
      (7)  Not applicable.
      (8)  Fund Participation Agreements.
           Forms of Agreements between The Lincoln National Life Insurance
           Company and:
           (a)  AIM Variable Insurance Funds, Inc.(8)
           (b)  Baron Capital Funds Trust.(9)
           (c)  BT Insurance Funds Trust.(6)
           (d)  Delaware Group Premium Fund, Inc.(3)
           (e)  Fidelity Variable Insurance Products Fund.(4)
           (f)  Fidelity Variable Insurance Products Fund II.(4)
           (g)  Fidelity Variable Insurance Products Fund III.(9)
           (h)  Janus Aspen Series.(9)
           (i)  Lincoln National Funds.(8)
           (j)  MFS-Registered Trademark- Variable Insurance Trust.(5)
           (k)  Neuberger Berman Advisers Management Trust.(9)
           (l)  Templeton Variable Products Series Fund.(8)
           (m)  OCC Accumulation Trust.(6)
           (n)  American Variable Insurance Series.(11)
      (9)  Services Agreement between The Lincoln National Life Insurance
           Co. and Delaware Management Co.(2)
     (10)  See Exhibit 1(5).
2.         See Exhibit 1(5).
3.         Opinion and Consent of Counsel.
4.         Not applicable.
5.         Not applicable.
6.         Opinion and consent of Actuary. Not applicable for this filing.
7.         Consent of Independent Auditors. Not applicable for this filing.
8.         Not applicable.


--------------------------
 (1) Incorporated by reference to Registrant's registration statement on Form S-6 (File No. 333-43107) filed on December 23, 1997.
 (2) Incorporated by reference to Registration Statement on Form S-6 (File
     No. 33-40745) filed on November 21, 1997.
 (3) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-25990) filed on April 22, 1998.
 (4) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 26, 1996.
 (5) Incorporated by reference to Registration Statement on Form S-6 (File
     No. 333-42479) filed on April 28, 1998.
 (6) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-42479) filed on May 12, 1998.
 (7) Incorporated by reference to Registration Statement on Form N-4
     (File No. 33-27783) filed on December 5, 1996.
 (8) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6 (File No. 333-40937) filed on April 29, 1999.
 (9) Incorporated by reference to Post-Effective Amendment No. 3 on on Form N-4 (File No. 333-50817) filed on April 23, 1999.
(10) Incorporated by Reference to Registration Statement on Form S-6
     (File 33-XXXXX) filed on March 30, 2000.
(11) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-72875) filed on October 15, 1999.
(12) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-82663) filed on April 13, 2000.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Separate Account R (File
No. 333-33782), has caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 26th day of September, 2000. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFE SEPARATE ACCOUNT R (Registrant)

                                          By:         /s/ GARY W. PARKER
                                             -----------------------------------
                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT,
                                             THE LINCOLN NATIONAL LIFE INSURANCE
                                                           COMPANY

                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)

                                          By:         /s/ GARY W. PARKER
                                             -----------------------------------
                                                       Gary W. Parker
                                                    SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement (File
No. 333-33782) has been signed below on September 26, 2000 by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ JON A. BOSCIA*                 President and Director (Principal Executive
     --------------------------------------        Officer)
                 Jon A. Boscia

               /s/ JOHN H. GOTTA*                 Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ LORRY J. STENSRUD*               Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

            /s/ LAWRENCE T. ROWLAND*
     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

               /s/ JANET CHRAZN*                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director (Principal Financial Officer)
                  Janet Chrazn

               /s/ KEITH J. RYAN*                 Vice President, Controller, and Chief Accounting
     --------------------------------------        Officer (Principal Accounting Officer)
                 Keith J. Ryan

            /s/ TODD R. STEPHENSON*
     --------------------------------------       Senior Vice President and Treasurer
               Todd R. Stephenson

             /s/ STEPHEN H. LEWIS*
     --------------------------------------       Director
                Stephen H. Lewis

            /s/ C. E. HALDEMAN, JR.*
     --------------------------------------       Director
            Charles E. Haldeman, Jr.

            /s/ RICHARD C. VAUGHAN*
     --------------------------------------       Director
               Richard C. Vaughan


                                          *By:         /s/ GARY W. PARKER
                                              ----------------------------------

                                                Gary W. Parker, pursuant to a
                                               Power of Attorney filed with this
                                               Post-Effective Amendment No. 1 to
                                                  the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
               /s/ JON A. BOSCIA
     --------------------------------------       President and Director
                 Jon A. Boscia

               /s/ JOHN H. GOTTA                  Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ STEPHEN H. LEWIS*                Interim Chief Executive Officer of Annuities,
     --------------------------------------        Senior Vice President and Director
                Stephen H. Lewis

            /s/ TODD R. STEPHENSON*               Senior Vice President, Chief Financial Officer and
     --------------------------------------        Assistant Treasurer
               Todd R. Stephenson

             /s/ H. THOMAS MCMEEKIN
     --------------------------------------       Director
               H. Thomas McMeekin

             /s/ RICHARD C. VAUGHAN
     --------------------------------------       Director
               Richard C. Vaughan

* For Stephen H. Lewis and Todd R. Stephenson
STATE OF             )
INDIANA
                     )SS:
COUNTY OF ALLEN      )

                                  Subscribed and sworn to before me this
                                  28th day of January, 2000
                                  /s/ Janet L. Lindenberg
                                  -------------------------------
                                  Janet L. Lindenberg
                                  Notary Public
                                  Commission Expires: 7-10-2001

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 31st day of January, 2000.

                   SIGNATURE                                             TITLE
                   ---------                                             -----
            /s/ LAWRENCE T. ROWLAND*
     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

               /s/ KEITH J. RYAN*                 Vice President, Controller and Chief Accounting
     --------------------------------------        Officer
                 Keith J. Ryan

*For: Lawrence T. Rowland and Keith J. Ryan
STATE OF             )
INDIANA
                     )SS:
COUNTY OF ALLEN      )

                                  Subscribed and sworn to before me this
                                  31st day of January, 2000
                                  /s/ Janet L. Lindenberg
                                  -------------------------------
                                  Janet L. Lindenberg
                                  Notary Public
                                  Commission Expires: 7-10-2001

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 9th day of August, 2000.



                   SIGNATURE                                             TITLE
                   ---------                                             -----
     --------------------------------------       President and Director
                 Jon A. Boscia

                                                  Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

                                                  Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

                                                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director
                  Janet Chrzan

                                                  Vice President, Controller and Chief Accounting
     --------------------------------------        Officer
                 Keith J. Ryan

            /s/ C. E. HALDEMAN, JR.
     --------------------------------------       Director
            Charles E. Haldeman, Jr.

     --------------------------------------       Director
               Richard C. Vaughan

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



                   SIGNATURE                                             TITLE
                   ---------                                             -----
     --------------------------------------       President and Director
                 Jon A. Boscia

                                                  Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

                                                  Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

                /s/ JANET CHRAZN                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director
                  Janet Chrazn

                                                  Vice President, Controller and Chief Accounting
     --------------------------------------        Officer
                 Keith J. Ryan

     --------------------------------------       Director
            Charles E. Haldeman, Jr.

     --------------------------------------       Director
               Richard C. Vaughan



STATE OF             )
INDIANA
                     )SS:
COUNTY OF ALLEN      )

                                  Subscribed and sworn to before me this
                                  11th day of August, 2000
                                  /s/ Janet L. Lindenberg
                                  -------------------------------
                                  Notary Public
                                  Commission Expires: July 10, 2001

                               POWER OF ATTORNEY



    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.



    WITNESS our hands and common seal on this 11th day of August, 2000.



                   SIGNATURE                                             TITLE
                   ---------                                             -----
     --------------------------------------       President and Director
                 Jon A. Boscia

                                                  Chief Executive Officer of Life Insurance, Senior
     --------------------------------------        Vice President, Assistant Secretary, and Director
                 John H. Gotta

             /s/ LORRY J. STENSRUD                Chief Executive Officer of Annuities, Executive
     --------------------------------------        Vice President and Director
               Lorry J. Stensrud

     --------------------------------------       Executive Vice President and Director
              Lawrence T. Rowland

                                                  Senior Vice President, Chief Financial Officer and
     --------------------------------------        Director
                  Janet Chrazn

                                                  Vice President, Controller and Chief Accounting
     --------------------------------------        Officer
                 Keith J. Ryan

     --------------------------------------       Director
            Charles E. Haldeman, Jr.

     --------------------------------------       Director
               Richard C. Vaughan



STATE OF             )
INDIANA
                     )SS:
COUNTY OF ALLEN      )

                                  Subscribed and sworn to before me this
                                  11th day of August, 2000
                                  /s/ Sharlene K. Geer
                                  -------------------------------
                                  Notary Public
                                  Commission Expires: February 29, 2008